Critical Accounting Estimates and Judgments (Details Narrative) (Bendon Limited)) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
CriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Impairment of goodwill	$ (3,399)
Bendon Limited [Member]
CriticalAccountingEstimatesAndJudgmentsLineItems [Line Items]
Impairment of goodwill					$ (2,157)